LOANS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS PAYABLE
Summary of Loans Payable

	June 30,	December 31,
	2022	2021
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024	$20,500	$20,500
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024	210,500	210,500
Original payable of $151,096 with additional net borrowings of $89,154, requires monthly payments of $1,500 until total payments of $240,250 have been made	1,050	242,053
Original payable of $553,175 with additional net borrowings of $125,412, requires monthly payments of $25,000 until total payments of $678,587 have been made	553,175	553,175
Original payable of $492,180, requires monthly payments of $25,000 until total payments of $492,180 have been made	865,618	1,020,890
Original borrowings of $1,500,000 and unamortized original issue discount of $225,000, bears interest at 5%, requires no payments until maturity in May 2023	1,500,000	—
Original borrowings of $60,000, bears interest at 1%, requires no payments until maturity in January 2024	60,000	—
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due	115,000	145,000
	3,325,843	2,192,118
Less: Current maturities	2,780,054	1,267,004
	$545,789	$925,114

	December 31,
	2021	2020
Original borrowings of $100,000, bears interest at 1%, requires no payments until maturity in March 2024	$20,500	$20,500
Original borrowings of $250,000, bears interest at 1%, requires no payments until maturity in January 2024	210,500	210,500
Original borrowings of $20,000, bears interest at 1%, and is payable on demand	—	20,000
Original borrowings of $121,000, requires weekly payments of $5,822 until total payments of $139,728 have been made. The loan is personally guaranteed by the managing member and originally matured in March of 2020. Maturity date was extended to 2021 when loan was satisfied	—	17,182
Original amounts due of $151,096, related to refunds remitted to customers by processor, increased by additional refunds, requires monthly payments of $1,500 until loan is paid in full. This loan fully matures after 2026	242,053	151,096
Original amounts due of $195,000, related to services provided by a vendor, requires monthly payments of $10,000 through May 2022, then monthly payments of $25,000 through August 2022 at which time any remaining balance is due	145,000	—
Original amounts due of $553,175, related to refunds remitted to customers by processor, requires payments of $504,004 in 2022 and balance of loan in 2023	553,175	553,175
Related to refunds remitted to customers by processor, increased by additional refunds, requires monthly payments of $50,000 through August 31, 2023 at which time any remaining balance is due	1,020,890	—
	2,192,118	972,453
Less: Current maturities	1,267,004	355,182
	$925,114	$617,271

Schedule of Future minimum principal repayments of the loans payable

For the Twelve Months Ending June 30,
2023	$2,780,054
2024	545,789
$3,325,843

For the Fiscal Years Ending
2022	$1,267,004
2023	488,061
2024	249,000
2025	18,000
2026	18,000
Thereafter	152,053
$2,192,118